Equity Method Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 107,524	¥ 163,074
Investment in affiliates, market value	107,466	157,932
Investment in affiliates, dividends received	30,151	25,820	¥ 25,574
Investment in affiliates over underlying equity in net assets	¥ 127,779	¥ 144,709
Kansai Airports
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%	40.00%
ORIX Credit Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	34.00%	34.00%
Avolon Holdings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%	30.00%